UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rockwood Asset Management, LLC
Address: 35 Mason St. (4th Floor)
         Greenwich, CT  06830

13F File Number:  028-11709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jay Buck
Title:     President
Phone:     203-625-0047

Signature, Place, and Date of Signing:

 /s/Jay Buck     Greenwich, CT     November 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $55,735 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS EXPRESS CO               COM              006212104     2303   250000 SH       Sole                   250000        0        0
AMERICAN CAP LTD               COM              02503Y103       85    12500 SH       Sole                    12500        0        0
APOLLO COML REAL EST FIN INC   COM              03762U105      951    72192 SH       Sole                    72192        0        0
APOLLO RESIDENTIAL MTG INC     COM              03763V102     4588   279736 SH       Sole                   279736        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      426     6000 SH       Sole                     6000        0        0
BLACKROCK ENHANCED GOVT FD I   COM              09255K108     4415   288156 SH       Sole                   288156        0        0
BOULDER GROWTH & INCOME FD I   COM              101507101      462    84684 SH       Sole                    84684        0        0
BOULDER TOTAL RETURN FD INC    COM              101541100      196    14500 SH       Sole                    14500        0        0
CAPSTEAD MTG CORP              COM NO PAR       14067E506      208    18000 SH       Sole                    18000        0        0
CAZADOR ACQUISITION CORPORAT   SHS              G19867103      485    50000 SH       Sole                    50000        0        0
CAZADOR ACQUISITION CORPORAT   *W EXP 99/99/999 G19867129       15    50000 SH       Sole                    50000        0        0
CENTRAL SECS CORP              COM              155123102      296    15000 SH       Sole                    15000        0        0
CHIMERA INVT CORP              COM              16934Q109      145    52248 SH       Sole                    52248        0        0
COHEN & STEERS CLOSED END OP   COM              19248P106     4383   376842 SH       Sole                   376842        0        0
COLONY FINL INC                COM              19624R106     1725   133503 SH       Sole                   133503        0        0
CREXUS INVT CORP               COM              226553105     1400   157631 SH       Sole                   157631        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829G106     3208   293000 SH       Sole                   293000        0        0
EATON VANCE TXMGD GL BUYWR O   COM              27829C105      390    40000 SH       Sole                    40000        0        0
FEDERATED ENHANC TREAS INCM    COM SH BEN INT   314162108      882    58767 SH       Sole                    58767        0        0
FIRST TR STRAT HGH INC FD II   COM              33735C106      667   168099 SH       Sole                   168099        0        0
FIRST TR STRATEGIC HIGH INC    COM SHS          337353106      215    46600 SH       Sole                    46600        0        0
FIRSTHAND TECH VALUE FD INC    COM              33766Y100      157    10740 SH       Sole                    10740        0        0
FLAGSTAR BANCORP INC           COM NEW          337930507      125   255000 SH       Sole                   255000        0        0
FULL CIRCLE CAP CORP           COM              359671104      111    15622 SH       Sole                    15622        0        0
GLOBAL INCOME&CURRENCY FD IN   COM              378968101      838    64492 SH       Sole                    64492        0        0
GREATER CHINA FD INC           COM              39167B102     2203   225714 SH       Sole                   225714        0        0
INSTITUTIONAL FINL MKTS INC    COM              45779L107      117    61500 SH       Sole                    61500        0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      317    75000 SH       Sole                    75000        0        0
KOREA EQUITY FD INC            COM              50063B104      150    13401 SH       Sole                    13401        0        0
LMP CAP & INCOME FD INC        COM              50208A102     8336   728000 SH       Sole                   728000        0        0
MCG CAPITAL CORP               COM              58047P107      257    65000 SH       Sole                    65000        0        0
MORGAN STANLEY EASTN EUR FD    COM              616988101      149    11000 SH       Sole                    11000        0        0
NEUBERGER BERMAN RE ES SEC F   COM              64190A103     2239   636000 SH       Sole                   636000        0        0
NEWCASTLE INVT CORP            COM              65105M108     3256   800000 SH       Sole                   800000        0        0
PENNANTPARK FLOATING RATE CA   COM              70806A106      309    29300 SH       Sole                    29300        0        0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303      793   179021 SH       Sole                   179021        0        0
RMR ASIA PAC REAL EST FD NEW   COM              76970B101     1423   106730 SH       Sole                   106730        0        0
RMR REAL ESTATE INCOME FD      COM SHS          74964K609     1901    70500 SH       Sole                    70500        0        0
ROYCE MICRO-CAP TR INC         COM              780915104     2271   297200 SH       Sole                   297200        0        0
ROYCE VALUE TR INC             COM              780910105     2360   213000 SH       Sole                   213000        0        0
SUN BANCORP INC                COM              86663B102      281   106000 SH       Sole                   106000        0        0
ZWEIG TOTAL RETURN FD INC      COM              989837109      697   230000 SH       Sole                   230000        0        0